KraneShares Trust

280 Park Avenue, 32nd Floor

New York, NY 10017

April 11, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	KraneShares Trust (the “Registrant”)

(File Nos. 333-180870 and 811-22698)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (the “1933 Act”), that:

1.	The form of Prospectuses dated April 7, 2025 with respect to KraneShares 2x Long JD Daily ETF, KraneShares 2x Long BIDU Daily ETF, KraneShares 2x Long TSM Daily ETF, KraneShares 2x Long GRAB Daily ETF, KraneShares 2x Long SE Daily ETF, KraneShares 2x Long MELI Daily ETF and KraneShares 2x Long ASML Daily ETF (the “Funds”) that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses contained in Post-Effective Amendment No. 429 to the Registrant’s Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on April 7, 2025 (the “Amendment”); and

2.	The form of Statement of Additional Information dated April 7, 2025 with respect to the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Statement of Additional Information contained in the Amendment; and

3.	The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Jonathan Shelon
Jonathan Shelon
Assistant Secretary